Annual Total Returns[BarChart] - Federated Hermes Global Allocation Fund - A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.84%)	11.90%	18.52%	3.67%	(4.43%)	3.25%	17.06%	(8.60%)	17.87%	12.54%